SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Revenue	$ 212		$ 319
Operating expenses	5,556		137,877
Other (income) loss
Net loss from discontinued operations			(137,558)
Net loss from discontinued operations	(5,344)		(81,053)
Norr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from sale			3
Cash	(3,205)		(3,205)
Inventory	(40,901)		(40,901)
Loss on disposal discontinued operations			(44,103)
Elysian [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from sale			1
Cash	(552)		(552)
Inventory	$ (100,000)		(100,000)
Loss on disposal discontinued operations			$ (100,551)